Ordinary Share - Schedule of Warrant Outstanding (Details) - Warrants [member]		6 Months Ended
	Dec. 31, 2024 $ / shares	Jun. 30, 2025 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Ending, Number of Warrants		232,500
Outstanding Ending, Weighted Average Exercise Price		$ 5
Outstanding Ending, Weighted Average Remaining life (years)		4 years 8 months 12 days
Granted, Number of Warrants		1,248,750
Granted, Weighted Average Exercise Price		$ 0.94
Granted, Weighted Average Remaining life (years)		5 years
Expired / cancelled, Number of Warrants
Expired / cancelled, Weighted Average Exercise Price
Expired / cancelled, Weighted Average Remaining life (years)
Exercised Number of Warrants		(1,016,250)
Exercised, Weighted Average Exercise Price		$ 0.01